Other Liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Accounts payable	R$ 370,628	R$ 222,944
Tax and social security	385,631	146,664
Personal expenses	118,739	106,658
Other liabilities – personal bonuses	113,284	98,680
Interbank transactions	78,774	113,129
Expected credit losses (1)	4,249	4,747
Partnership program liabilities (2)	169,365	107,405
Other Liabilities	90,051	165,085
Total	R$ 1,330,721	R$ 965,312